UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Applied Finance Valuation Large Cap ETF, Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF (the “Applied Finance ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

semi-annual shareholder report | June 30, 2026 Applied Finance Valuation Large Cap ETF ticker: VSLU (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$25	0.49%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$545,756,586
Number of Holdings	460
Total Net Advisory Fee	$1,120,525
Portfolio Turnover Rate	20.63%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Information Technology - Hardware
27.15%
Communication Services
12.77%
Health Care
12.46%
Consumer Discretionary
10.80%
Financials
9.36%
Information Technology - Software & Services
8.99%
Industrials
8.36%
Consumer Staples
4.28%
Energy
1.88%
Materials
1.17%
Utilities
1.08%
Real Estate
0.80%

Top 10 Holdings
Nvidia Corp.	10.18%
Apple, Inc.	9.33%
Alphabet, Inc. Class A	7.47%
Microsoft Corp.	6.14%
Meta Platforms, Inc.	3.86%
Eli Lilly & Co.	3.69%
Visa, Inc. Class A	2.98%
Broadcom, Inc.	2.86%
Mastercard, Inc. Class A	2.15%
Booking Holdings, Inc.	1.27%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.appliedfinancefunds.com/ETF/InvestorResources.

Applied Finance IVS US SMID ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 Applied Finance IVS US SMID ETF ticker: IVSS (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Applied Finance IVS US SMID ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS US SMID ETF	$32	0.59%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$26,906,439
Number of Holdings	362
Total Net Advisory Fee	$53,058
Portfolio Turnover Rate	52.32%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Industrials 18.72%
Financials 17.11%
Health Care 14.89%
Information Technology 13.17%
Consumer Discretionary 11.84%
Energy 6.90%
Materials 4.24%
Real Estate 3.77%
Communication Services 3.46%
Consumer Staples 2.50%
Utilities 2.41%

Top 10 Holdings
Sterling Infrastructure, Inc.	2.87%
Sezzle, Inc.	2.09%
Dave, Inc.	1.87%
BrightSpring Health Services, Inc.	1.64%
Nextpower, Inc.	1.63%
HealthEquity, Inc.	1.50%
InterDigital, Inc.	1.50%
PJT Partners, Inc.	1.41%
Mercury General Corp.	1.31%
Lantheus Holdings, Inc.	1.25%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.appliedfinancefunds.com/ETF/InvestorResources.

Applied Finance IVS International Large ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 Applied Finance IVS International Large ETF ticker: IVSI (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Applied Finance IVS International Large ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International Large ETF	$34	0.65%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$7,910,771
Number of Holdings	193
Total Net Advisory Fee	$23,318
Portfolio Turnover Rate	20.53%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Financials
21.71%
Industrials
16.57%
Health Care
13.81%
Information Technology
13.13%
Consumer Discretionary
11.29%
Consumer Staples
7.81%
Materials
6.18%
Communication Services
4.81%
Energy
1.97%
Utilities
1.40%
Real Estate
0.11%

Top 10 Holdings
ASML Holding NV	6.84%
Roche Holding AG	3.36%
BHP Group Ltd.	2.69%
Novartis AG	2.31%
Novo Nordisk A/S	2.16%
Investor AB	2.05%
AstraZeneca plc	1.93%
British American Tobacco plc	1.87%
Deutsche Telekom AG	1.81%
Allianz SE	1.78%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.appliedfinancefunds.com/ETF/InvestorResources.

Applied Finance IVS International SMID ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 Applied Finance IVS International SMID ETF ticker: IVSX (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Applied Finance IVS International SMID ETF for the period of February 20, 2026(inception) to June 30, 2026. You can find additional information at www.appliedfinancefunds.com/ETF/InvestorResources or (833) 356-0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International SMID ETF	$26¹	0.75%²
¹	Costs are for the period of February 20, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$4,588,603
Number of Holdings	249
Total Net Advisory Fee	$10,697
Portfolio Turnover Rate	28.31%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Industrials
26.05%
Consumer Discretionary
14.81%
Materials
11.18%
Financials
11.06%
Information Technology
10.30%
Real Estate
6.47%
Health Care
4.90%
Consumer Staples
3.61%
Communication Services
3.56%
Energy
3.41%
Utilities
2.86%

Top 10 Holdings
Relo Group, Inc.	2.13%
Swissquote Group Holding SA	2.09%
Italgas S.p.A.	1.86%
Leopalace21 Corp.	1.78%
Temenos Group AG	1.78%
U.S. Bank Money Market Deposit Account	1.57%
Air France-KLM	1.40%
IONOS Group SE	1.40%
Lottomatica Group S.p.A.	1.31%
Diploma plc	1.28%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.appliedfinancefunds.com/ETF/InvestorResources.

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended June 30, 2026 (unaudited)

Applied Finance Valuation Large Cap Etf

Applied Finance Ivs Us Smid Etf

Applied Finance Ivs International Large Etf

Applied Finance Ivs International Smid Etf(1)

(1)The Fund commenced operations on February 20, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
99.10%	COMMON STOCKS

12.77%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	114,045	$40,756,262
	AT&T, Inc.	38,061	787,863
	Charter Communications, Inc.(A)	1,979	281,434
	Comcast Corp. Class A	32,312	793,260
	Electronic Arts, Inc.	1,126	230,875
	Fox Corp. Class A	5,386	280,934
	Match Group, Inc.	5,066	192,761
	Meta Platforms, Inc.	37,396	21,064,793
	Netflix, Inc.(A)	15,501	1,106,771
	Nexstar Media Group, Inc.	531	94,831
	Pinterest, Inc.(A)	3,217	67,654
	Reddit, Inc.(A)	626	108,661
	Spotify Technology SA(A)	699	320,932
	TKO Group Holdings, Inc.	610	122,799
	T-Mobile US, Inc.	11,262	1,888,975
	Verizon Communications, Inc.	24,607	1,041,860
	Warner Bros. Discovery, Inc.(A)	20,635	550,129
			69,690,794

10.80%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	10,072	1,441,303
	Aptiv plc ADR(A)	5,402	331,575
	Autozone, Inc.(A)	800	2,556,752
	Bath & Body Works, Inc.	11,525	266,573
	Best Buy Co., Inc.	6,174	468,483
	Booking Holdings, Inc.	38,984	6,948,508
	Borg-Warner, Inc.	3,627	240,833
	Boyd Gaming Corp.	2,042	180,370
	Caesars Entertainment, Inc.(A)	6,711	202,538
	CarMax, Inc.(A)	1,968	104,088
	Carnival Corporation ADR	29,797	851,300
	Carvana Co.(A)	5,234	344,502

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Chipotle Mexican Grill, Inc.(A)	19,118	$650,012
Choice Hotels International, Inc.	2,176	239,948
Churchill Downs, Inc.	3,184	285,414
Crocs, Inc.(A)	1,972	237,902
DR Horton, Inc.	2,644	430,655
Darden Restaurants, Inc.	1,806	372,054
Deckers Outdoor Corp.(A)	5,973	593,059
Dick’s Sporting Goods, Inc.	1,610	365,164
Dillard’s, Inc.	171	90,360
Domino’s Pizza, Inc.	1,786	528,727
eBay, Inc.	5,250	586,687
Etsy, Inc.(A)	1,718	129,417
Expedia Group, Inc.	5,377	1,375,867
Five Below, Inc.(A)	472	84,861
Floor & Decor Holdings, Inc.(A)	1,290	76,574
Ford Motor Co.	116,900	1,624,910
The Gap, Inc.	5,316	99,303
Garmin Ltd. ADR	2,412	572,946
General Motors Co.	24,933	1,921,836
Gentex Corp.	3,664	92,589
Genuine Parts Co.	2,674	315,479
Grand Canyon Education, Inc.(A)	696	99,605
H&R Block, Inc.	6,030	229,622
Hasbro, Inc.	1,337	110,423
Hilton Worldwide Holdings, Inc.	11,804	3,900,750
Home Depot, Inc.	14,107	4,975,257
Las Vegas Sands Corp.	9,494	438,528
Lear Corp.	1,186	158,995
LKQ Corp.	2,914	76,726
Lululemon Athletica, Inc. ADR(A)	5,195	593,165
Macy’s, Inc.	6,659	156,819
Marriott International Class A	13,058	4,839,164
Mattel, Inc.(A)	4,095	56,839
McDonald’s Corp.	11,273	3,047,205
MGM Resorts International(A)	6,495	310,526

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Murphy USA, Inc.	123	$66,281
	NIKE, Inc.	12,539	514,726
	NVR, Inc.(A)	96	654,086
	Ollie’s Bargain Outlet, Inc.(A)	640	49,203
	On Holding AG(A)	2,492	88,267
	O’Reilly Automotive, Inc.(A)	42,151	3,881,686
	Penske Automotive Group, Inc.	996	178,234
	Planet Fitness, Inc.(A)	3,135	163,553
	Polo Ralph Lauren Corp.	510	204,719
	Pool Corp.	485	104,226
	Pulte Group, Inc.	3,404	467,063
	Restaurant Brands International, Inc. ADR	7,011	508,368
	Ross Stores, Inc.	2,484	528,719
	Royal Caribbean Cruises ADR	4,794	1,522,239
	Service Corp. International	1,758	133,538
	SharkNinja, Inc. ADR(A)	3,722	566,749
	Texas Roadhouse, Inc.	649	125,406
	TJX Companies, Inc.	9,261	1,403,041
	Toll Brothers, Inc.	1,544	254,374
	Tractor Supply Co.	6,142	194,149
	Travel + Leisure Co.	2,848	217,673
	Ulta Beauty, Inc.(A)	825	372,058
	Valvoline, Inc.(A)	2,176	86,039
	Williams-Sonoma, Inc.	1,888	440,093
	Wingstop, Inc.	1,271	220,404
	Wyndham Hotels & Resorts, Inc.	3,496	294,398
	Wynn Resorts Ltd.	1,452	140,975
	Yum! Brands, Inc.	12,072	1,929,830
			58,914,310

4.28%	CONSUMER STAPLES
	Albertsons Cos, Inc.	14,421	195,116
	Altria Group, Inc.	27,284	1,963,084
	Archer-Daniels-Midland Co.	1,073	81,977
	BellRing Brands, Inc.(A)	4,623	59,822

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	BJ’s Wholesale Club Holdings, Inc.(A)	1,906	$166,241
	Brown-Forman Corp. Class B	6,808	181,433
	Church & Dwight Co.	2,920	282,890
	The Coca-Cola Co.	43,723	3,553,368
	Colgate-Palmolive Co.	8,895	815,494
	Constellation Brands, Inc.	5,214	725,215
	Dollar General Corp.	1,480	170,363
	Dollar Tree, Inc.(A)	1,758	212,630
	General Mills, Inc.	7,611	264,863
	Ingredion, Inc.	558	52,848
	Kenvue, Inc.	18,106	346,006
	Kimberly-Clark Corp.	2,918	320,309
	Kroger Co.	6,821	378,770
	Lamb Weston Holdings, Inc.	1,814	78,329
	Maplebear, Inc.(A)	1,696	80,306
	McCormick & Co., Inc.	2,525	127,310
	Mondelez International Inc. Class A	4,561	263,808
	Monster Beverage Corp.(A)	15,032	1,444,876
	PepsiCo, Inc.	12,030	1,628,862
	Philip Morris International, Inc.	29,037	5,253,084
	Pilgrim’s Pride Corp.	3,987	112,075
	The Procter & Gamble Co.	21,569	3,162,878
	Smithfield Foods, Inc.	2,070	50,218
	Sprouts Farmers Market, Inc.(A)	1,307	110,546
	Sysco Corp.	4,505	376,528
	Target Corp.	4,285	559,664
	Campbell Soup Co.	2,660	59,238
	The JM Smucker Co.	1,694	190,575
	US Foods Holding Corp.(A)	884	90,389
			23,359,115

1.88%	ENERGY
	Antero Midstream Corp.	5,470	124,442
	Antero Resources Corp.(A)	3,451	121,268
	APA Corp.	5,532	180,177
	Cheniere Energy, Inc.	4,283	1,023,680

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Chevron Corp.	7,717	$1,279,170
	Chord Energy Corp.	736	84,125
	ConocoPhillips	7,634	793,631
	Devon Energy Corp.	10,525	434,893
	Diamondback Energy, Inc.	4,507	792,240
	DT Midstream, Inc.	748	109,762
	EOG Resources, Inc.	4,881	633,212
	EQT Corp.	6,318	335,928
	Expand Energy Corp.	2,738	249,678
	Halliburton Co.	6,801	230,894
	HF Sinclair Corp.	856	59,620
	Kinder Morgan, Inc.	9,307	297,545
	Marathon Petroleum Corp.	2,155	550,969
	Matador Resources Co.	2,629	130,872
	Occidental Petroleum Corp.	4,873	236,682
	Oneok, Inc.	10,639	924,955
	Permian Resources Corp.	16,224	298,684
	Phillips 66	1,738	293,809
	Range Resources Corp.	1,221	45,409
	Schlumberger NV ADR	10,096	469,363
	Valero Energy Corp.	1,963	511,244
	Weatherford International plc ADR	845	68,867
			10,281,119

9.36%	FINANCIALS
	Affiliated Managers Group, Inc.	268	90,691
	Aflac, Inc.	1,273	149,259
	Allstate Corp.	3,867	920,114
	American Express Co.	6,947	2,349,823
	Ameriprise Financial, Inc.	2,185	1,002,391
	Aon plc	5,060	1,678,351
	Arch Capital Group Ltd. ADR	2,507	243,329
	Assurant, Inc.	245	65,790
	Axis Capital Holdings Ltd. ADR	577	61,993
	Blackrock, Inc.	353	339,431

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Capital One Financial Corp.	954	$191,391
CBOE Global Markets, Inc.	1,217	295,329
Chubb Ltd. ADR	1,830	623,554
Credit Acceptance Corp.(A)	163	103,789
East West Bancorp, Inc.	658	84,941
Evercore, Inc.	310	105,846
FactSet Research Systems, Inc.	747	171,870
Fidelity National Information Services, Inc.	3,318	129,004
Fifth Third Bancorp	1,224	68,997
Fiserv, Inc.(A)	7,738	379,549
Globe Life, Inc.	799	142,765
Hartford Financial Services Group, Inc.	2,164	286,773
Intercontinental Exchange	4,460	549,071
Jack Henry & Associates, Inc.	867	119,421
Kinsale Capital Group, Inc.	271	89,379
Marsh & McLennan Cos, Inc.	11,196	1,866,037
Mastercard, Inc. Class A	22,821	11,720,866
Moody’s Corporation	4,356	1,972,920
MSCI, Inc.	694	388,668
Nasdaq, Inc.	8,397	661,852
Northern Trust Corp.	485	84,312
PayPal Holdings, Inc.	17,688	763,768
The PNC Financial Services Group, Inc.	826	203,378
Primerica, Inc.	525	149,205
Principal Financial Group, Inc.	834	89,889
The Progressive Corp.	13,315	2,908,662
RenaissanceRe Holdings Ltd. ADR	600	190,140
S&P 500 Global, Inc.	2,121	863,798
SEI Investments Co.	1,213	106,392
SLM Corp.	3,544	91,931
State Street Corp.	529	89,718
Synchrony Financial	3,458	262,981
T Rowe Price Group, Inc.	1,692	192,363
The Charles Schwab Corp.	6,703	618,486
The Travelers Companies, Inc.	1,641	541,727

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	US Bancorp	3,426	$206,930
	Visa, Inc. Class A	47,388	16,258,349
	The Western Union Co.	6,778	52,191
	Willis Towers Watson plc	1,341	350,497
	W. R. Berkley Corp.	2,017	142,259
	XP, Inc. ADR	3,402	55,317
			51,075,487

12.46%	HEALTH CARE
	Abbott Laboratories	11,093	1,006,579
	Abbvie, Inc.	26,439	6,653,110
	Agilent Technologies, Inc.	3,551	471,679
	Align Technology, Inc.(A)	570	96,136
	Amgen, Inc.	8,725	3,159,497
	Avantor, Inc.(A)	7,447	73,725
	Biogen, Inc.(A)	1,720	371,623
	BioMarin Pharmaceutical, Inc.(A)	1,941	111,064
	Boston Scientific Corp.(A)	20,848	889,793
	Bristol-Myers Squibb Co.	45,860	2,642,453
	Chemed Corp.	116	54,026
	The Cigna Group	1,117	307,935
	CVS Health Corp.	1,132	117,105
	DaVita, Inc.(A)	1,738	386,670
	Dexcom, Inc.(A)	2,983	200,905
	Edwards Lifescience Corp.(A)	2,993	270,747
	Elevance Health, Inc.	677	261,816
	Eli Lilly & Co.	16,801	20,151,623
	Encompass Health Corp.	993	100,372
	Exelixis, Inc.(A)	2,580	140,378
	Gilead Sciences, Inc.	18,636	2,354,472
	Halozyme Therapeutics, Inc.(A)	2,916	228,235
	HCA Healthcare, Inc.	3,612	1,408,283
	Idexx Laboratories, Inc.(A)	859	452,212
	Illumina, Inc.(A)	573	100,751
	Insulet Corp.(A)	264	40,194

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Intuitive Surgical, Inc.(A)	1,265	$503,065
	Iqvia Holdings, Inc.(A)	3,586	692,887
	Jazz Pharmaceuticals plc(A)	1,193	287,477
	Johnson & Johnson	27,083	6,878,270
	Labcorp Holdings, Inc.	292	81,760
	McKesson Corp.	2,980	2,251,688
	Medpace Holdings, Inc.(A)	270	142,989
	Medtronic plc ADR	8,161	638,435
	Merck & Company, Inc.	54,017	6,941,184
	Mettler-Toledo International, Inc.(A)	486	620,870
	Neurocrine Biosciences, Inc.(A)	974	164,153
	Pfizer, Inc.	50,204	1,208,912
	QIAGEN NV ADR(A)	1,567	61,270
	Quest Diagnostics, Inc.	588	124,627
	Regeneron Pharmaceuticals, Inc.	1,094	682,153
	ResMed, Inc.	1,699	331,101
	Solventum Corp.(A)	2,571	198,353
	STERIS plc ADR	284	59,802
	Tenet Healthcare Corp.(A)	1,784	333,751
	United Therapeutics Corp.(A)	546	295,839
	UnitedHealth Group, Inc.	2,579	1,071,910
	Universal Health Services, Inc.	373	55,461
	Veeva Systems, Inc. Class A(A)	996	176,760
	Vertex Pharmaceuticals(A)	2,137	1,061,512
	Viatris, Inc.	14,829	235,485
	ICON plc(A)	547	205,147
	West Pharmaceutical Services, Inc.	209	75,031
	Zoetis, Inc.	8,163	586,593
			68,017,868

8.36%	INDUSTRIALS
	3M Co.	3,814	617,525
	Advanced Drainage Systems, Inc.	718	112,697
	AECOM	1,825	127,385
	Allegion US Holding Co. ADR	1,798	252,601

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Amentum Holdings, Inc.(A)	5,074	$104,880
American Airlines Group(A)	9,553	172,623
Ametek, Inc.	3,324	804,209
API Group Corp.(A)	1,893	80,169
Applied Industrial Technologies, Inc.	315	106,517
Armstrong World Industries, Inc.	350	56,147
Automatic Data Processing, Inc.	6,865	1,537,417
Booz Allen Hamilton Holding Co.	3,579	217,138
Broadridge Financial Solutions, Inc.	3,672	502,880
Carlisle Cos., Inc.	692	251,023
Carrier Global Corp.	4,280	313,938
Caterpillar, Inc.	3,145	3,349,110
CH Robinson Worldwide, Inc.	815	153,497
Cintas Corp.	3,592	610,927
Clean Harbors, Inc.(A)	180	53,775
Comfort Systems USA, Inc.	652	1,292,231
CSX Corp.	20,655	981,732
Cummins, Inc.	1,348	961,407
Curtiss-Wright Corp.	134	101,540
Deere & Co.	1,121	711,084
Delta Air Lines, Inc.	8,329	780,094
Donaldson Company, Inc.	777	69,751
Dover Corp.	804	180,321
Eaton Corp. plc	2,727	1,162,029
EMCOR Group, Inc.	825	684,651
Emerson Electric Co.	3,304	472,968
Equifax, Inc.	319	50,632
ExlService Holdings, Inc.(A)	1,929	49,884
Expeditors International of Washington, Inc.	1,109	180,745
FedEx Corp.	1,026	321,271
Fedex Freight Holding Co., Inc.(A)	513	77,463
Ferguson Enterprises, Inc.	1,779	422,210
Fortive Corporation	5,055	308,810
Fortune Brands Innovations, Inc.	1,452	79,715
FTAI Aviation Ltd.	1,201	324,907

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
FTI Consulting, Inc.(A)	241	$35,911
Generac Holdings, Inc.(A)	530	155,189
General Dynamics Corp.	2,151	761,970
Genpact Ltd. ADR	1,817	49,967
Graco, Inc.	1,259	95,193
Grainger WW, Inc.	499	678,840
HEICO Corp.	1,662	591,988
Honeywell Aerospace, Inc.(A)	2,277	503,399
Honeywell International, Inc.	2,277	509,820
JB Hunt Transport Services, Inc.	412	119,245
IDEX Corp.	493	111,886
Illinois Tool Works, Inc.	2,845	769,487
Ingersoll Rand, Inc.	7,009	574,668
Jacobs Solutions, Inc.	745	93,870
KBR, Inc.	2,734	94,405
L3Harris Technologies, Inc.	1,549	450,124
Leidos Holdings, Inc.	3,648	375,635
Lennox International, Inc.	685	392,471
Lincoln Electric Holdings, Inc.	494	131,162
Lockheed Martin Corp.	2,132	1,086,169
Masco Corp.	4,131	336,139
The Middleby Corp.(A)	398	68,460
Nordson Corp.	473	142,699
Norfolk Southern Corp.	2,214	696,502
Northrop Grumman Corp.	1,181	601,495
Old Dominion Freight	782	169,381
Oshkosh Corp.	394	60,471
Otis Worldwide Corp.	13,132	940,251
Owens Corning	981	155,940
PACCAR, Inc.	2,079	249,729
Parker-Hannifin Corp.	975	953,667
Parsons Corp.(A)	969	50,766
Paylocity Holding Corp.(A)	672	70,244
Pentair plc ADR	4,060	311,240
RB Global, Inc. ADR	504	58,691

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Regal Rexnord Corp.	699	$166,495
	Rollins, Inc.	3,088	128,893
	RTX Corp.	7,676	1,456,367
	Science Applications International Corp.	1,126	124,322
	Simpson Manufacturing Co., Inc.	267	55,896
	A O Smith Corp.	1,064	66,734
	Snap-on, Inc.	391	157,338
	Southwest Airlines Co.	1,433	73,685
	StandardAero, Inc.(A)	4,666	139,560
	Tetra Tech, Inc.	4,439	128,243
	Textron, Inc.	858	78,704
	The Toro Co.	673	65,564
	Trane Technologies plc ADR	3,306	1,623,775
	Transdigm Group, Inc.	1,361	1,812,906
	TransUnion	5,428	391,576
	Uber Technologies, Inc.(A)	14,474	1,044,444
	Union Pacific Corp.	8,044	2,187,968
	United Airlines Holdings(A)	5,311	722,243
	United Rentals, Inc.	1,448	1,640,425
	UPS, Inc. Class B	3,970	426,775
	Valmont Industries, Inc.	121	69,890
	Veralto Corp.	3,857	342,039
	Vertiv Holdings Co.	4,152	1,390,173
	Wesco International, Inc.	303	104,665
	XPO, Inc.(A)	550	112,909
			45,596,566

27.15%	INFORMATION TECHNOLOGY - Hardware
	Apple, Inc.	176,065	50,946,168
	Applied Materials, Inc.	6,218	4,495,614
	Broadcom, Inc.	41,277	15,592,387
	Cadence Design Systems(A)	1,168	438,374
	Cirrus Logic, Inc.(A)	333	49,460
	Cisco Systems, Inc.	17,194	2,019,607
	Corning, Inc.	990	252,876

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Dell Technologies	9,661	$4,168,335
	First Solar, Inc.(A)	734	173,195
	Flex Ltd. ADR(A)	1,350	218,794
	HP, Inc.	19,647	431,055
	Ingram Micro Holding Corp.	2,369	64,982
	Jabil, Inc.	318	122,583
	KLA Corp.	10,896	3,287,432
	Lam Research Corp.	9,187	3,981,003
	Marvell Technology, Inc.	2,310	688,126
	Micron Technology, Inc.	1,531	1,767,218
	Monolithic Power Systems, Inc.	71	98,148
	NetApp, Inc.	1,464	226,569
	Nvidia Corp.	277,694	55,563,792
	ON Semiconductor Corp.(A)	1,293	122,240
	Qualcomm, Inc.	11,394	2,105,497
	TD Synnex Corp.	980	261,993
	Teradyne, Inc.	200	96,768
	Texas Instruments, Inc.	2,605	776,472
	Trimble, Inc.(A)	1,264	64,691
	Ubiquiti, Inc.	180	96,125
	Vontier Corp.	2,641	76,589
			148,186,093

8.99%	INFORMATION TECHNOLOGY - Software & Services
	Accenture plc Class A ADR	11,388	1,417,123
	Adobe, Inc.(A)	8,165	1,673,988
	Amdocs Ltd. ADR	856	43,262
	AppLovin Corp.(A)	4,883	2,515,868
	Arista Networks, Inc.(A)	9,222	1,566,633
	Atlassian Corp. Class A ADR(A)	1,079	83,935
	Autodesk, Inc.(A)	1,646	320,015
	Bentley Systems, Inc. Class B	2,530	75,622
	CDW Corp.	2,451	344,709
	Cognizant Tech Solutions	5,612	217,353
	Dropbox, Inc.(A)	2,936	80,652

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	F5, Inc.(A)	261	$108,566
	Fair Isaac Corp.(A)	505	603,364
	Fortinet, Inc.(A)	8,047	1,236,180
	Gartner Group, Inc.(A)	1,483	192,226
	GoDaddy, Inc.(A)	2,777	235,712
	International Business Machines Corp.	8,276	2,327,294
	Intuit, Inc.	2,185	570,285
	Manhattan Associates, Inc.(A)	394	54,864
	Microsoft Corp.	89,809	33,500,553
	NortonLifeLock, Inc.	11,279	280,734
	Palo Alto Networks, Inc.(A)	1,436	489,705
	PTC, Inc.(A)	965	109,634
	ServiceNow, Inc.(A)	3,209	318,589
	Verisign, Inc.	1,746	439,224
	Workday, Inc. Class A(A)	770	94,263
	Zoom Communications, Inc.(A)	1,826	157,602
			49,014,693

1.17%	MATERIALS
	Alcoa Corp.	1,171	61,056
	Avery Dennison Corp.	574	93,189
	Axalta Coating Systems Ltd. ADR(A)	2,999	102,626
	Ball Corporation	2,708	168,979
	CF Industries Holdings, Inc.	1,115	120,710
	Corteva, Inc.	2,214	187,504
	Crown Holdings, Inc.	1,790	200,158
	Eagle Materials, Inc.	479	107,775
	Ecolab, Inc.	1,672	465,836
	Freeport-McMoran, Inc.	5,018	315,582
	James Hardie Industries plc(A)	5,227	136,843
	LyondellBasell Industries NV ADR	1,183	62,285
	Martin Marietta Materials, Inc.	269	155,132
	Newmont Goldcorp Corp.	8,233	768,962
	Nucor Corp.	814	181,318
	PPG Industries, Inc.	2,133	258,712

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	The Sherwin-Williams Co.	4,174	$1,437,192
	Smurfit Kappa Group plc	7,027	325,069
	Solstice Advanced Materials, Inc.	675	59,805
	Southern Copper Corp.	4,325	753,674
	Steel Dynamics, Inc.	1,111	254,930
	Vulcan Materials Co.	493	145,440
			6,362,777

0.80%	REAL ESTATE
	American Tower Corporate REIT	6,768	1,107,042
	AvalonBay Communities, Inc. REIT	530	100,006
	Brixmor Property Group, Inc. REIT	3,433	108,242
	BXP, Inc. REIT	1,692	112,196
	Camden Property Trust REIT	489	55,986
	Equity LifeStyle Properties, Inc. REIT	1,220	78,629
	Equity Residential REIT	2,686	182,460
	Essex Property Trust, Inc. REIT	552	160,958
	Extra Space Storage, Inc. REIT	400	58,120
	Federal Realty Investment Trust REIT	550	67,892
	Gaming and Leisure Properties, Inc. REIT	2,420	107,763
	Host Hotels & Resorts, Inc. REIT	6,746	159,948
	Invitation Homes, Inc. REIT	2,110	63,743
	Lamar Advertising Co. REIT	815	127,124
	Mid-America Apartment Communities REIT	654	90,867
	Omega Healthcare Investors, Inc. REIT	1,191	56,787
	Prologis, Inc. REIT	1,274	172,589
	Public Storage REIT	1,126	358,417
	Simon Property Group, Inc. REIT	5,060	1,131,669
	UDR, Inc. REIT	2,115	84,431
			4,384,869

1.08%	UTILITIES
	Constellation Energy Corp.	11,098	2,756,410
	National Fuel Gas Co.	5,588	431,449
	OGE Energy Corp.	3,655	177,852

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	UGI Corp.	18,475	$638,126
	Vistra Corp.	12,009	1,904,988
			5,908,825

99.10%	TOTAL COMMON STOCKS
	(Cost: $460,726,617)		540,835,778

0.00%	WARRANTS

0.00%	FINANCIALS
	Sycamore Partners LLC-CVR(A)(B)	1,820	—
	TPG, Inc.-CVR(A)(B)	1,942	—
			—
0.00%	HEALTH CARE
	Abiomed, Inc.-CVR(A)(B)	2	—

0.00%	TOTAL WARRANTS
	(Cost: $ - )		—

99.10%	TOTAL INVESTMENTS
	(Cost: $460,726,617)		540,835,778
0.90%	Other assets, net of liabilities		4,920,808
100.00%	NET ASSETS		$545,756,586

(A)Non-income producing.

(B)The warrant is a Level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
99.01%	COMMON STOCKS

3.46%	COMMUNICATION SERVICES
	CarGurus, Inc.(A)	2,728	$92,998
	Cars.com, Inc.(A)	2,253	24,648
	Cinemark Holdings, Inc.	2,978	94,492
	EverQuote, Inc.(A)	1,419	33,758
	Gogo, Inc.(A)	7,836	24,292
	Grindr, Inc.(A)	8,661	124,459
	John Wiley & Sons, Inc. Class A	1,082	52,488
	The Marcus Corp.	535	12,551
	MediaAlpha, Inc.(A)	5,337	67,086
	Playtika Holding Corp. ADR	33,100	123,132
	Shutterstock, Inc.	742	10,351
	Spok Holdings, Inc.	230	2,355
	Stagwell, Inc.(A)	15,701	116,658
	TripAdvisor, Inc.(A)	1,856	25,446
	Yelp, Inc.(A)	2,151	52,743
	Ziff Davis, Inc.(A)	1,416	74,156
			931,613

11.84%	CONSUMER DISCRETIONARY
	Abercrombie & Fitch Co.(A)	1,047	94,240
	Academy Sports & Outdoors, Inc.	1,036	48,827
	Accel Entertainment, Inc.(A)	1,800	22,698
	Adient plc(A) ADR	1,887	34,683
	Adtalem Global Education, Inc.(A)	533	66,444
	American Eagle Outfitters, Inc.	3,339	57,431
	Arhaus, Inc.	2,719	22,894
	BJ’s Restaurants, Inc.(A)	396	24,051
	Bloomin’ Brands, Inc.	2,760	25,226
	Brinker International, Inc.(A)	960	161,280
	Build-A-Bear Workshop, Inc.	346	10,591
	Caleres, Inc.	275	3,402
	Century Communities, Inc.	261	18,703

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Coursera, Inc.(A)	1,884	$10,626
Cracker Barrel Old Country Store, Inc.	565	30,114
Designer Brands, Inc.	483	2,816
Dorman Products, Inc.(A)	547	74,638
Driven Brands Holdings, Inc.(A)	3,681	51,313
Ethan Allen Interiors, Inc.	182	4,066
Flexsteel Industries, Inc.	63	4,692
Frontdoor, Inc.(A)	3,512	272,496
Garrett Motion, Inc. ADR	7,373	267,124
Gentherm, Inc.(A)	484	16,509
GigaCloud Technology, Inc. ADR(A)	839	26,512
G-III Apparel Group Ltd.	623	21,001
The Goodyear Tire & Rubber Co.(A)	2,214	14,612
Green Brick Partners, Inc.(A)	1,530	122,461
Group 1 Automotive, Inc.	256	74,540
Haverty Furniture Cos., Inc.	111	2,834
Hilton Grand Vacations, Inc.(A)	3,375	176,749
Hovnanian Enterprises, Inc.(A)	114	16,235
Inspired Entertainment, Inc.(A)	926	7,640
J Jill, Inc.	572	9,078
KB Home	331	20,717
La-Z-Boy, Inc.	588	23,591
Legacy Housing Corp.(A)	195	5,123
Leggett & Platt, Inc.	704	8,244
The Lovesac Co.(A)	157	2,620
M/I Homes, Inc.(A)	693	111,427
McGraw Hill, Inc.(A)	9,603	90,940
Monarch Casino & Resort, Inc.	273	35,930
Oxford Industries, Inc.	367	12,797
Patrick Industries, Inc.	657	58,985
Perdoceo Education Corp.	859	27,488
Phinia, Inc.	434	35,749
Phoenix Education Partners, Inc.	1,700	55,845
Red Rock Resorts Inc.	3,328	216,520
Sally Beauty Holdings, Inc.(A)	3,839	54,283

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Shoe Carnival, Inc.	354	$5,250
	Signet Jewelers Ltd. ADR	813	70,081
	Sonic Automotive, Inc. Class A	712	60,370
	Standard Motor Products, Inc.	131	5,105
	Strategic Education, Inc.	64	4,904
	Strattec Security Corp.(A)	39	3,177
	Stride, Inc.(A)	1,816	156,612
	Taylor Morrison Home Corp.(A)	2,286	163,998
	Torrid Holdings, Inc.(A)	6,313	11,805
	United Parks & Resorts, Inc.(A)	2,097	100,111
	Visteon Corp.	488	48,414
			3,186,612

2.50%	CONSUMER STAPLES
	Cal-Maine Foods, Inc.	1,132	91,194
	Central Garden & Pet Co.(A)	1,184	52,499
	The Chefs’ Warehouse, Inc.(A)	1,019	97,926
	Dole plc ADR	2,976	40,831
	Energizer Holdings, Inc.	1,661	35,612
	FitLife Brands, Inc.(A)	299	3,292
	Herbalife Ltd. ADR(A)	10,663	140,218
	Interparfums, Inc.	871	97,430
	J & J Snack Foods Corp.	120	8,814
	Lifevantage, Corp.	615	3,838
	Mission Produce, Inc.(A)	942	11,106
	Natural Grocers by Vitamin Cottage, Inc.	510	15,820
	The Simply Good Foods Co.(A)	2,779	36,905
	Universal Corporation of Virginia	334	17,425
	Vital Farms, Inc.(A)	1,779	20,690
			673,600

6.90%	ENERGY
	Bristow Group, Inc.	595	24,585
	California Resources Corp.	2,168	114,622
	CNX Resources Corp.(A)	3,060	103,826

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Dorian LPG Ltd. ADR	1,319	$45,875
	Expro Group Holdings NV(A)	547	8,079
	Flowco Holdings, Inc.	5,807	123,921
	Gulfport Energy Corp.(A)	340	57,698
	International Seaways, Inc. ADR	1,843	141,155
	Kinetik Holdings, Inc.	4,944	238,993
	Nabors Industries Ltd. ADR(A)	551	46,290
	Navigator Holdings Ltd. ADR	1,611	30,013
	Noble Corp. plc	1,788	66,692
	Northern Oil & Gas, Inc.	3,430	62,254
	Par Pacific Holdings, Inc.(A)	2,222	124,610
	Peabody Energy Corporation	2,323	53,708
	Ranger Energy Services, Inc.	296	4,739
	Riley Exploration Permian, Inc.	1,192	39,288
	Scorpio Tankers, Inc. ADR	1,252	86,714
	SM Energy Co.	3,629	94,717
	Teekay Tankers, Ltd. ADR	903	58,578
	Tidewater, Inc.(A)	1,926	128,329
	Valaris Ltd. ADR(A)	1,913	138,884
	Vitesse Energy, Inc.	616	9,714
	W&T Offshore, Inc.	16,800	52,920
			1,856,204

17.11%	FINANCIALS
	1st Source Corp.	187	15,255
	Acadian Asset Management, Inc.	2,659	190,172
	Amalgamated Financial Corp.	329	15,101
	Axos Financial, Inc.(A)	1,639	159,622
	The Bancorp, Inc.(A)	3,422	214,354
	The Bank of N.T. Butterfield & Son Ltd. ADR	1,252	74,494
	Bank7 Corp.	252	12,335
	Byline Bancorp, Inc.	159	5,988
	Cathay General Bancorp	209	12,956
	CNO Financial Group, Inc.	2,207	112,513
	Dave, Inc.(A)	1,349	502,624

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Donnelley Financial Solutions(A)	2,269	$95,185
Enact Holdings, Inc.	2,237	102,253
Essent Group Ltd. ADR	1,248	80,221
First BanCorp ADR	3,701	96,485
Fulton Financial Corp.	340	8,225
Hamilton Insurance Group Ltd. ADR(A)	5,226	177,370
Hancock Whitney Corp.	425	31,756
HBT Financial, Inc.	364	11,644
HCI Group, Inc.	962	168,590
Heritage Insurance Holdings, Inc.(A)	2,282	59,515
Home BancShares, Inc.	1,020	29,121
Horace Mann Educators Corp.	221	11,415
Independent Bank Corporation	223	8,044
Jackson Financial, Inc.	1,819	186,247
MarketWise, Inc.	305	5,441
Merchants Bancorp	261	13,050
Mercury General Corp.	3,306	352,486
NBT Bancorp, Inc.	85	4,196
NCR Atleos Corp.(A)	3,248	140,996
NerdWallet, Inc.(A)	2,778	25,696
NMI Holdings, Inc.(A)	2,637	108,354
Onity Group, Inc.(A)	55	2,186
OppFi, Inc.	2,541	25,232
Orange County Bancorp, Inc.	205	7,540
Palomar Holdings, Inc.(A)	854	107,937
Pathward Financial, Inc.	745	64,860
Paysafe, Ltd. ADR(A)	376	2,809
PJT Partners, Inc.	2,521	380,520
Prog Holdings, Inc.	1,730	80,635
Radian Group, Inc.	2,593	97,678
Sezzle, Inc.(A)	3,284	563,633
SiriusPoint Ltd. ADR(A)	1,108	26,592
Universal Insurance Holdings, Inc.	809	33,460
Victory Capital Holdings, Inc. Class A	1,622	136,345
World Acceptance Corp.(A)	191	42,752
		4,603,883

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
14.89%	HEALTH CARE
	AdaptHealth Corp.(A)	6,174	$64,333
	Addus HomeCare Corp.(A)	796	79,974
	ADMA Biologics, Inc.(A)	10,720	89,726
	AMN Healthcare Services, Inc.(A)	1,092	35,348
	Amneal Pharmaceuticals, Inc.(A)	18,366	317,915
	Amphastar Pharmaceuticals, Inc.(A)	1,743	35,174
	ANI Pharmaceuticals, Inc.(A)	739	61,174
	Ardent Health, Inc.(A)	5,731	56,393
	Aurinia Pharmaceuticals, Inc. ADR(A)	2,040	34,619
	BioCryst Pharmaceuticals, Inc.(A)	5,666	56,660
	biote Corp.(A)	3,668	6,933
	Bioventus, Inc.(A)	2,506	23,657
	BrightSpring Health Services, Inc.(A)	6,343	442,361
	Catalyst Pharmaceuticals, Inc.(A)	7,380	231,953
	Collegium Pharmaceutical, Inc.(A)	2,400	86,880
	CONMED Corp.	96	3,142
	Embecta Corp.	8,302	27,065
	The Ensign Group, Inc.	1,708	273,792
	Guardian Pharmacy Services, Inc.(A)	433	18,130
	Harmony Biosciences Holdings, Inc.(A)	3,681	134,025
	HealthEquity, Inc.(A)	4,476	404,272
	HealthStream, Inc.	1,605	43,736
	Lantheus Holdings, Inc.(A)	3,032	336,370
	LeMaitre Vascular, Inc.	138	13,242
	LivaNova plc(A)	592	48,680
	Mednax, Inc.(A)	3,641	92,227
	Mesa Laboratories, Inc.	117	11,647
	MiMedx Group, Inc.(A)	3,810	14,668
	Option Care Health, Inc.(A)	7,676	160,966
	Organogenesis Holdings, Inc.(A)	4,577	11,122
	Pacira BioSciences Inc(A)	1,167	29,607
	PACS Group Inc(A)	5,912	252,088
	Prestige Consumer Healthcare Inc.(A)	3,003	141,952
	Progyny, Inc.(A)	1,020	29,407

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Puma Biotechnology, Inc.(A)	2,976	$24,135
	Select Medical Holdings Corp.	589	9,724
	Surgery Partners, Inc.(A)	4,803	80,690
	TG Therapeutics, Inc.(A)	2,102	115,484
	Travere Therapeutics, Inc.(A)	727	41,301
	UFP Technologies, Inc.(A)	170	45,072
	Varex Imaging Corp.(A)	1,051	10,962
	Viemed Healthcare, Inc.(A)	841	9,587
			4,006,193

18.72%	INDUSTRIALS
	Alamo Group, Inc.	124	20,397
	Albany International Corp.	324	24,138
	Allegiant Travel Co.(A)	652	76,675
	ArcBest Corp.	64	9,187
	Arcosa Inc	657	95,456
	Atkore, Inc.	209	15,892
	Atmus Filtration Technologies, Inc.	3,213	163,831
	Barrett Business Services, Inc.	461	16,375
	Blue Bird Corp(A)	1,104	87,172
	Boise Cascade Co.	182	14,129
	BrightView Holdings, Inc.(A)	3,665	51,933
	Byrna Technologies, Inc.(A)	303	2,033
	CBIZ, Inc.(A)	1,863	59,765
	Chart Industries, Inc.(A)	1,229	256,787
	Cimpress plc ADR(A)	1,153	117,260
	Costamare, Inc. ADR	5,200	72,904
	Covenant Logistics Group, Inc.	310	13,696
	CRA International, Inc.	111	15,795
	Deluxe Corp.	2,972	70,971
	Distribution Solutions Group I(A)	756	20,677
	Energy Recovery, Inc.(A)	656	5,917
	Enerpac Tool Group Corp.	1,017	36,470
	First Advantage Corp.(A)	1,673	30,198
	Fluor Corp.(A)	1,188	62,239

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Forrester Research, Inc.(A)	711	$5,980
The GEO Group, Inc.(A)	3,373	99,672
Gibraltar Industries, Inc.(A)	545	24,580
Global Industrial Co.	664	22,217
The Greenbrier Companies, Inc.	1,267	62,096
Griffon Corp.	1,740	169,702
Healthcare Services Group, Inc.(A)	604	14,834
Hillman Solutions Corp.(A)	4,278	36,106
Hub Group, Inc.	240	10,510
Huron Consulting Group, Inc.(A)	1,225	110,446
ICF International, Inc.	914	66,594
Insteel Industries, Inc.	194	5,859
Interface, Inc.	1,268	45,445
Janus International Group, Inc.(A)	7,823	43,418
JELD-WEN Holding, Inc.(A)	2,778	4,167
Karat Packaging, Inc.	300	10,038
Korn Ferry	598	39,815
Legalzoom.com, Inc.(A)	3,718	22,791
Lindsay Corp.	181	22,408
Luxfer Holdings plc ADR	307	5,538
Marten Transport Ltd.	292	5,066
Matson, Inc.	1,099	211,261
Maximus, Inc.	3,807	204,664
Nextpower, Inc.(A)	3,681	438,554
NWPX Infrastructure, Inc.(A)	88	13,195
Pangaea Logistics Solutions Ltd. ADR	654	4,251
Quad/Graphics, Inc.	2,776	23,402
Quanex Building Products Corp.	211	3,929
RCM Technologies, Inc.(A)	308	8,695
Safe Bulkers, Inc. ADR	1,616	10,197
Shoals Technologies Group, Inc.(A)	1,213	12,009
SkyWest, Inc.(A)	1,205	119,693
Sterling Infrastructure, Inc.(A)	919	771,372
Tecnoglass, Inc. ADR	1,650	77,236
Tennant Co.	194	16,983

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Terex Corp.	2,066	$149,558
	TriNet Group, Inc.	4,130	204,394
	Trinity Industries, Inc.	1,450	50,141
	UFP Industries, Inc.	494	44,826
	Upwork, Inc.(A)	4,015	33,565
	V2X, Inc.(A)	2,060	153,594
	Verra Mobility Corp.(A)	12,736	54,128
	Virco Mfg. Corp.	613	3,764
	Watts Water Technologies, Inc.	661	258,748
			5,035,338

13.17%	INFORMATION TECHNOLOGY
	8x8, Inc.(A)	5,429	9,284
	ACI Worldwide, Inc.(A)	6,308	317,229
	Adeia, Inc.	5,064	166,758
	ADTRAN Holdings, Inc.(A)	1,663	23,116
	Alarm.com Holdings, Inc.(A)	1,750	81,760
	Alpha & Omega Semiconductor Ltd.(A)	200	9,466
	Asana, Inc.(A)	3,879	27,153
	Axcelis Technologies, Inc.(A)	579	109,692
	Bel Fuse, Inc.	154	51,288
	Belden, Inc.	1,376	164,996
	Blackbaud, Inc.(A)	3,798	112,497
	Box, Inc.(A)	4,047	107,407
	Calix, Inc.(A)	666	24,855
	Cerence, Inc.(A)	560	6,339
	Climb Global Solutions, Inc.	751	17,431
	Commerce.com, Inc.(A)	1,893	5,603
	Consensus Cloud Solutions, Inc.(A)	1,932	73,706
	Corsair Gaming, Inc.(A)	497	4,806
	CPI Card Group, Inc.(A)	1,920	39,898
	CTS Corp.	366	23,860
	Daktronics, Inc.(A)	902	17,643
	Diebold Nixdorf, Inc.(A)	2,921	248,343
	Diodes, Inc.(A)	272	29,768

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
eGain Corp.(A)	691	$4,353
ePlus, Inc.	675	56,180
EverCommerce, Inc.(A)	5,666	57,000
Five9, Inc.(A)	309	6,588
The Hackett Group, Inc.	929	10,005
Harmonic, Inc.(A)	2,540	41,478
InterDigital, Inc.	1,424	403,177
Itron, Inc.(A)	1,012	87,568
Kimball Electronics, Inc.(A)	186	4,762
NCR Voyix Corp.(A)	488	3,987
OneSpan, Inc.	2,537	36,406
Ooma, Inc.(A)	469	9,014
PagerDuty, Inc.(A)	5,117	49,379
PC Connection, Inc.	341	24,890
Penguin Solutions, Inc.(A)	1,003	76,238
Photronics, Inc.(A)	361	11,743
Plexus Corp.(A)	317	95,312
Progress Software Corp.(A)	3,221	108,161
Q2 Holdings, Inc.(A)	688	33,093
Qualys, Inc.(A)	1,636	224,934
Rambus, Inc.(A)	1,283	170,305
Rapid7, Inc.(A)	2,784	22,550
Red Violet, Inc.	180	11,470
Ribbon Communications, Inc.(A)	7,032	16,455
Sanmina Corp.(A)	459	116,164
ScanSource, Inc.(A)	436	22,711
Sprinkler, Inc. Class A(A)	2,111	10,893
Synaptics, Inc.(A)	615	76,401
Turtle Beach Corp.(A)	406	5,055
Veeco Instruments, Inc.(A)	436	33,049
VTEX ADR(A)	1,921	7,684
Xperi, Inc.(A)	1,013	8,337
Yext, Inc.(A)	5,124	23,929
		3,542,169

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
4.24%	MATERIALS
	AdvanSix, Inc.	364	$7,236
	Alpha Metallurgical Resources(A)	204	33,648
	Cabot Corp.	1,224	111,164
	Coeur Mining, Inc.	14,842	242,221
	Commercial Metals Co.	1,757	110,252
	Constellium SE ADR(A)	3,213	102,398
	HB Fuller Co.	269	15,680
	Innospec, Inc.	620	50,462
	Kaiser Aluminum Corp.	188	36,778
	Koppers Holdings, Inc.	1,060	47,594
	Mativ Holdings, Inc.	1,435	10,863
	O-I Glass, Inc.(A)	4,020	38,713
	Orion SA	2,247	14,898
	Perimeter Solutions Inc(A)	3,619	129,017
	Sylvamo Corp.	2,112	79,834
	TimkenSteel Corp.(A)	558	10,429
	Warrior Met Coal, Inc.	886	71,908
	Worthington Steel, Inc.	856	28,744
			1,141,839

3.77%	REAL ESTATE
	American Assets Trust, Inc. REIT	2,434	60,095
	Apple Hospitality, Inc. REIT	3,655	61,441
	Centerspace REIT	330	18,543
	Cushman & Wakefield Ltd.(A)	5,750	76,992
	DiamondRock Hospitality Co. REIT	4,417	53,799
	Douglas Emmett, Inc. REIT	13,729	162,002
	Global Medical, Inc. REIT	166	6,228
	Industrial Logistics Properties Trust REIT	3,254	28,863
	NexPoint Residential Trust, Inc. REIT	5	140
	Piedmont Office Realty Trust, Inc. REIT(A)	1,859	17,010
	SITE Centers Corp. REIT	2,993	11,882
	Tanger, Inc. REIT	7,720	304,708
	Urban Edge Properties REIT	5,883	134,603

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS US SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Whitestone REIT	1,580	$29,957
	Xenia Hotels & Resorts, Inc. REIT	2,352	47,887
			1,014,150

2.41%	UTILITIES
	Otter Tail Corp.	3,676	330,766
	RGC Resources, Inc.	482	11,520
	Southwest Gas Corp.	3,458	306,655
			648,941

99.01%	TOTAL COMMON STOCKS
	(Cost: $23,418,750)		26,640,542

99.01%	TOTAL INVESTMENTS
	(Cost: $23,418,750)		$26,640,542
0.99%	Other assets, net of liabilities		265,897
100.00%	NET ASSETS		$26,906,439

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Income Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
98.79%	COMMON STOCKS

6.03%	AUSTRALIA
	Aristocrat Leisure Ltd.	650	$27,573
	BHP Group Ltd.	5,167	212,495
	Brambles Ltd.	875	11,801
	Computershare Ltd.	693	18,367
	CSL Ltd.	216	17,159
	Evolution Mining Ltd.	879	7,151
	Fortescue Ltd.	3,720	49,321
	Glencore plc	3,768	25,680
	Macquarie Group Ltd.	84	14,556
	Northern Star Resources Ltd.	1,621	21,268
	QBE Insurance Group Ltd.	1,784	31,113
	Wesfarmers Ltd.	274	17,149
	Westpac Banking Corp.	949	23,134
			476,767

0.15%	AUSTRIA
	Erste Group Bank AG	87	11,640

0.99%	BELGIUM
	Ageas SA/NV	432	34,552
	KBC Group NV	261	35,577
	UCB SA	27	8,083
			78,212

4.15%	DENMARK
	Danske Bank A/S	782	41,864
	Novo Nordisk A/S	3,545	170,486
	Pandora A/S	651	74,697
	ROCKWOOL A/S	374	11,960
	Vestas Wind Systems A/S	1,055	29,771
			328,778

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
0.47%	FINLAND
	Kone Oyj	148	$8,415
	Nokia Oyj	2,170	28,650
			37,065

9.80%	FRANCE
	Air Liquide SA	133	26,333
	Airbus SE	169	37,565
	AXA SA	977	48,950
	Capgemini SE	214	21,508
	Compagnie Generale des Etablissements Michelin	346	13,343
	Dassault Aviation SA	30	9,845
	Dassault Systemes SE	1,546	31,469
	Edenred SE	528	13,574
	Hermes International SCA	37	67,557
	Ipsen SA	45	8,679
	Legrand SA	78	13,163
	L’Oreal SA	138	60,493
	LVMH Moet Hennessy Louis Vuitton	236	130,539
	Publicis Groupe SA	270	26,673
	Sanofi SA	551	47,268
	Schneider Electric SE	275	89,677
	STMicroelectronics NV	400	29,474
	Thales SA	48	12,329
	TotalEnergies SE	402	31,248
	Vinci SA	381	55,635
			775,322

7.82%	GERMANY
	adidas AG	81	16,603
	Allianz SE	298	140,998
	Bayer AG	555	30,699
	Beiersdorf AG	101	8,694
	Continental AG	228	18,799
	Deutsche Telekom AG	5,259	143,313

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Deutsche Post AG	625	$37,920
	E.ON SE	1,444	29,740
	Hannover Rueck SE	120	33,236
	Heidelberg Materials AG	79	15,065
	Hochtief AG	52	30,123
	Knorr-Bremse AG	87	10,100
	Muenchener Rueckversicherungs-Gesellschaft AG	121	67,537
	Symrise AG	101	10,135
	Talanx AG	202	25,527
			618,489

0.23%	IRELAND
	Ryanair Holdings plc(A)	576	18,000

2.15%	ITALY
	Banca Mediolanum S.p.A.	433	10,776
	Banca Monte dei Paschi di Siena S.p.A.	1,372	17,031
	Enel S.p.A.	2,673	30,706
	Eni S.p.A.(A)	573	13,500
	Ferrari NV	74	27,424
	Intesa Sanpaolo S.p.A.	3,745	25,631
	Leonardo S.p.A.	276	14,798
	Poste Italiane S.p.A. 144A	609	19,915
	Ryanair Holdings plc(A)	576	18,000
	Unipol Assicurazioni S.p.A.(A)	381	10,626
			188,407

20.18%	JAPAN
	Astellas Pharma, Inc.(A)	1,040	13,912
	Bridgestone Corp.(A)	996	20,888
	Canon, Inc.(A)	384	9,794
	Central Japan Railway Co.(A)	420	8,961
	Dai-ichi Life Holdings, Inc.(A)	3,180	34,784
	Daiichi Sankyo Co. Ltd.(A)	744	11,936
	Daikin Industries Ltd.(A)	312	47,368

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Denso Corp.(A)	1,876	$21,645
Disco Corp.	36	17,992
Fast Retailing Co. Ltd.(A)	120	61,116
Fujitsu Ltd.(A)	624	12,461
Hitachi Ltd.(A)	700	19,248
Inpex Corp.(A)	468	9,398
ITOCHU Corp.(A)	7,400	84,379
KDDI Corp.(A)	2,772	46,798
Keyence Corp.(A)	72	35,895
Komatsu Ltd.(A)	788	30,445
Lasertec Corp.(A)	100	30,567
Marubeni Corp.(A)	952	27,460
Mitsubishi Corp.(A)	692	18,501
Mitsubishi Electric Corp.(A)	532	19,226
Mitsubishi UFJ Financial Group(A)	6,776	133,649
Mitsui & Co. Ltd.(A)	260	7,191
MS&AD Insurance Group Holdings(A)	2,408	62,794
Murata Manufacturing Co. Ltd.(A)	500	35,041
NEC Corp.(A)	348	8,401
Nintendo Co. Ltd.(A)	216	9,053
Nitto Denko Corp.(A)	500	9,748
Nomura Research Institute Ltd.(A)	384	10,845
NTT, Inc.(A)	38,032	33,916
ORIX Corp.(A)	676	25,565
Otsuka Holdings Co. Ltd.(A)	200	13,291
Panasonic Holdings Corp.(A)	1,176	32,562
Recruit Holdings Co Ltd.(A)	1,656	115,394
Shin-Etsu Chemical Co. Ltd.(A)	1,252	53,962
SoftBank Corp.(A)	39,740	50,862
Sompo Holdings, Inc.(A)	876	33,608
Sony Group Corp.(A)	1,764	35,585
Sumitomo Corp.(A)	2,080	19,816
Sumitomo Electric Industries Ltd.(A)	400	7,201
Sumitomo Realty & Development Co. Ltd.(A)	384	8,835
Suzuki Motor Corp.(A)	2,232	26,844

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Takeda Pharmaceutical Co. Ltd.(A)	552	$17,501
	TDK Corp.(A)	852	18,707
	Tokio Marine Holdings, Inc.(A)	2,636	116,759
	Tokyo Electron Ltd.(A)	192	91,102
	Tokyo Gas Co Ltd.(A)	276	10,390
	Toyota Tsusho Corp.(A)	676	24,854
			1,596,250

9.23%	NETHERLANDS
	Adyen NV 144A(A)	29	27,184
	ASM International NV	22	25,150
	ASML Holding NV	275	540,888
	CVC Capital Partners plc	2,298	33,372
	Ferrovial SE	159	10,897
	Prosus NV	1,230	53,391
	Universal Music Group NV	677	14,179
	Wolters Kluwer NV	395	25,473
			730,534
0.59%	NORWAY
	Aker BP ASA	314	9,618
	DNB Bank ASA	405	12,058
	Equinor ASA	788	24,957
			46,633

0.12%	PORTUGAL
	Jeronimo Martins SGPS SA	519	9,939

3.29%	SPAIN
	Aena SME SA 144A	337	10,266
	Amadeus IT Group SA	568	33,151
	Banco Bilbao Vizcaya Argentaria SA	2,534	63,321
	Banco Santander SA	3,811	52,619
	Endesa SA	477	21,735

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Industria de Diseno Textil SA	961	$60,524
	Naturgy Energy Group SA	590	18,512
			260,128

6.37%	SWEDEN
	Alfa Laval AB	148	8,807
	Assa Abloy AB	1,465	51,732
	Atlas Copco AB	4,244	85,853
	Epiroc AB	459	12,587
	Evolution AB 144A(A)	242	16,602
	H & M Hennes & Mauritz AB	637	10,951
	Hexagon AB	2,961	24,466
	Investor AB	3,911	162,368
	Sandvik AB	297	12,249
	Skandinaviska Enskilda Banken AB	760	15,119
	Spotify Technology SA(A)	79	36,271
	Swedish Orphan Biovitrum AB(A)	249	11,864
	Telefonaktiebolaget LM Ericsson	2,328	25,966
	Volvo AB	845	28,715
			503,550

12.16%	SWITZERLAND
	ABB Ltd.	812	88,014
	Compagnie Financiere Richemont SA	213	49,177
	Galderma Group AG	119	27,084
	Givaudan SA	5	21,163
	Holcim AG	148	13,349
	Kuehne + Nagel International AG	117	28,374
	Logitech International SA	96	8,999
	Nestle SA	634	65,189
	Novartis AG	1,169	183,134
	Partners Group Holding AG	9	7,376
	Roche Holding AG	645	265,663

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Sandoz Group AG	219	$19,818
	Schindler Holding AG	37	12,272
	Sika AG	114	23,527
	Swisscom AG(A)	10	7,717
	Swiss Life Holding AG	8	8,808
	Swiss Re AG	165	26,241
	UBS Group AG	1,056	52,356
	Zurich Insurance Group AG	72	53,341
			961,602

15.06%	UNITED KINGDOM
	3i Group plc	1,208	39,835
	Admiral Group plc	384	18,133
	AstraZeneca plc	816	152,616
	BP plc	3,936	24,387
	British American Tobacco plc	2,387	148,085
	BT Group plc	4,721	11,904
	Bunzl plc.	653	22,780
	Coca-Cola European Partners plc	260	26,018
	Compass Group plc	2,157	69,671
	Diageo plc	1,882	38,007
	GSK plc	3,061	80,434
	Haleon plc	2,709	12,494
	Halma plc	257	13,411
	HSBC Holdings plc	4,859	92,218
	Imperial Brands plc	1,803	66,702
	International Consolidated Airlines Group SA	5,245	33,221
	Prudential plc	79	11,694
	Reckitt Benckiser Group plc(A)	1,082	70,484
	RELX plc	1,507	47,296
	The Sage Group plc	1,621	17,545
	Shell plc	1,105	42,990
	Unilever plc	2,067	124,134
	Wise plc(A)	2,320	27,826
			1,191,885

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
98.79%	TOTAL COMMON STOCKS
	(Cost: $7,214,002)		$7,815,201

0.98%	MONEY MARKET FUND
	U.S. Bank Money Market Deposit Account 2.56%(B)
	(Cost: $77,592)	77,592	77,592

99.77%	TOTAL INVESTMENTS
	(Cost: $7,291,594)		7,892,793
0.23%	Other assets, net of liabilities		17,978
100.00%	NET ASSETS		$7,910,771

(A)Non-income producing.

(B)Effective 7-day yield as of June 30, 2026.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $73,967 and is 0.94% of the Fund’s net assets.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
98.04%	COMMON STOCKS

5.77%	AUSTRALIA
	Aurizon Holdings Ltd.	5,919	$17,130
	BlueScope Steel Ltd.	677	14,938
	Breville Group Ltd.	424	9,470
	Metcash Ltd.	2,617	5,345
	New Hope Corp. Ltd.	1,787	6,607
	nib holdings Ltd.	1,637	8,002
	Ora Banda Mining Ltd.(A)	15,942	11,644
	Perenti Ltd.	7,596	11,833
	Perseus Mining Ltd.	13,030	43,302
	Ramelius Resources Ltd.	7,387	14,934
	Regis Healthcare Ltd.	1,522	6,839
	Regis Resources Ltd.	5,462	22,803
	Resolute Mining Ltd.(A)	7,678	5,024
	Stanmore Resources Ltd.	7,347	11,852
	Super Retail Group Ltd.	893	8,149
	Technology One Ltd.	501	10,222
	Ventia Services Group Pty Ltd.(A)	3,690	15,814
	Virgin Australia Holdings Ltd.(A)	12,407	26,371
	Whitehaven Coal Ltd.	1,744	9,213
	Yancoal Australia Ltd.	1,416	5,382
			264,874
0.85%	AUSTRIA
	ANDRITZ AG	178	15,376
	BAWAG Group AG 144A	80	16,024
	voestalpine AG	160	7,466
			38,866
1.46%	BELGIUM
	Bekaert SA	617	27,530
	CMB Tech NV	998	14,140
	Deme Group NV	91	18,196
	Tessenderlo Group SA	331	7,314
			67,180

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
1.50%	DENMARK
	Bavarian Nordic A/S(A)	351	$9,803
	D/S Norden A/S	210	8,822
	ISS A/S	995	40,703
	Zealand Pharma A/S(A)	214	9,474
			68,802

1.30%	FINLAND
	Kalmar Oyj	293	12,862
	Konecranes oyj	1,008	30,959
	Puuilo oyj	478	9,809
	QT Group Oyj(A)	235	6,219
			59,849

6.02%	FRANCE
	Air France-KLM(A)	4,124	64,414
	Alten SA	146	8,841
	Eramet SA(A)	161	8,267
	Etablissements Maurel et Prom SA(A)	847	7,539
	ID Logistics Group SACA(A)	38	14,849
	IPSOS SA	232	9,236
	Pluxee NV(A)	3,421	44,834
	SCOR SE	982	35,613
	Societe BIC SA	117	7,620
	Sopra Steria Group	140	22,331
	Technip Energies NV	1,069	40,454
	Television Francaise 1 SA	742	5,646
	Wavestone	148	6,604
			276,248

6.13%	GERMANY
	Bechtle AG	631	22,336
	Douglas AG(A)	806	7,211

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Duerr AG	484	$9,799
	Elmos Semiconductor SE	44	9,070
	Freenet AG	1,087	27,995
	Hugo Boss AG	558	23,953
	IONOS Group SE(A)	2,058	64,054
	KION Group AG	906	40,134
	Krones AG	147	18,845
	Schott Pharma AG & Co. KGaA	627	12,394
	Sixt SE	79	5,750
	TUI AG	4,794	39,658
			281,199

0.22%	HONG KONG
	Melco Resorts & Entertainment(A)	1,953	10,292

0.26%	IRELAND
	Uniphar plc	2,313	11,761

0.90%	ISRAEL
	Plus500 Ltd.	478	30,345
	ZIM Integrated Shipping Services Ltd.	427	11,102
			41,447

5.37%	ITALY
	Amplifon S.p.A.	1,349	14,606
	Azimut Holding S.p.A	484	19,621
	Hera S.p.A.	1,927	8,041
	Interpump Group S.p.A.	141	5,449
	Italgas S.p.A.	7,374	85,393
	Lottomatica Group S.p.A.	2,167	60,167
	Pirelli & C S.p.A. 144A	3,278	24,776
	Reply S.p.A.	271	28,317
			246,370

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
33.79%	JAPAN
	ABC-Mart, Inc.(A)	354	$6,097
	Acom Co. Ltd.(A)	4,393	12,261
	Alps Alpine Co Ltd.(A)	551	6,930
	Amano Corp.(A)	228	5,104
	Anycolor, Inc.(A)	475	6,544
	BayCurrent, Inc.(A)	711	26,394
	BIPROGY, Inc.(A)	354	9,294
	Brother Industries Ltd.(A)	1,311	29,599
	Daicel Corp.(A)	2,603	21,948
	Daido Steel Co. Ltd.(A)	855	14,500
	Daio Paper Corp.(A)	1,304	7,370
	Daiwabo Holdings Co. Ltd.(A)	285	6,046
	Dexerials Corp.(A)	1,034	27,053
	DMG Mori Co. Ltd.(A)	589	12,599
	Financial Partners Group Co. Ltd.(A)	950	9,027
	Fuji Seal International, Inc.(A)	236	4,109
	Fukuda Denshi Co. Ltd.(A)	171	11,842
	GLP J-Reit REIT(A)	25	21,126
	Goldwin, Inc.(A)	589	7,875
	Hirose Electric Co. Ltd.(A)	57	10,109
	Hitachi Construction Machinery Co. Ltd.(A)	939	30,342
	Horiba Ltd.(A)	152	25,624
	Hoshizaki Corp.(A)	236	7,685
	Internet Initiative Japan, Inc.(A)	836	16,438
	Japan Aviation Electronics Industry Ltd.(A)	342	4,861
	Japan Petroleum Exploration Co.(A)	886	8,724
	Jeol Ltd.(A)	285	13,059
	JVCKenwood Corp.(A)	988	6,830
	Kakaku.com, Inc.(A)	950	19,807
	Kanematsu Corp.(A)	631	8,000
	Keio Corp.(A)	1,710	7,865
	Keisei Electric Railway Co. Ltd.(A)	1,703	12,160
	Kintetsu Group Holdings Co. Ltd.(A)	468	9,714
	Kobayashi Pharmaceutical Co. Ltd.(A)	304	10,190

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

	Shares	Value
Kobe Steel Ltd.(A)	2,349	$27,052
Koito Manufacturing Co. Ltd.(A)	855	13,406
Kuraray Co. Ltd.(A)	1,794	18,404
Leopalace21 Corp.(A)	20,391	81,767
Lion Corp.(A)	829	8,741
MEIJI Holdings Co. Ltd.(A)	593	13,801
MISUMI Group, Inc.(A)	475	11,668
Mitsui Chemicals, Inc.(A)	1,672	21,934
Mitsui Fudosan Logistics Park REIT(A)	21	13,923
NGK Corp.(A)	532	24,644
NHK Spring Co. Ltd.(A)	924	22,078
Nichias Corp.(A)	551	13,386
Nifco, Inc.(A)	342	10,168
Nippon Kayaku Co. Ltd.(A)	836	10,247
Nippon Shinyaku Co. Ltd.(A)	646	15,956
Nippon Shokubai Co. Ltd.(A)	722	9,252
Nissin Foods Holdings Co. Ltd.(A)	1,186	20,351
Nissui Corp.(A)	711	5,615
Niterra Co. Ltd.(A)	540	35,553
NOK Corp.(A)	570	10,144
Open House Group Co. Ltd.(A)	536	27,945
Persol Holdings Co. Ltd.(A)	19,426	29,558
Relo Group, Inc.(A)	7,965	97,778
Ricoh Co. Ltd.(A)	1,448	12,521
Rinnai Corp.(A)	437	9,565
Round One Corp.(A)	1,661	11,870
Sankyo Co Ltd.(A)	1,220	11,840
Santen Pharmaceutical Co. Ltd.(A)	1,862	24,427
Sanwa Holdings Corp.(A)	1,159	27,009
Sega Sammy Holdings, Inc.(A)	1,205	16,360
Sekisui House Reit, Inc. REIT(A)	13	6,124
Sharp Corp. Japan(A)	1,900	7,611
SHIFT, Inc.(A)	1,425	5,907
Socionext, Inc.(A)	1,562	24,511
Stanley Electric Co. Ltd.(A)	551	11,912

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Starts Corp, Inc.(A)	1,889	$52,687
	Sumitomo Chemical Co. Ltd.(A)	14,634	46,216
	Sumitomo Rubber Industries Ltd.(A)	1,429	18,307
	Takeuchi Manufacturing Co. Ltd.(A)	266	11,566
	Toho Gas Co. Ltd.(A)	760	5,679
	Tokai Rika Co.Ltd.(A)	437	7,950
	Tokyo Century Corp.(A)	1,832	28,078
	Tokyo Steel Manufacturing Co. Ltd.(A)	821	8,508
	Tosoh Corp.(A)	1,767	31,809
	TOTO Ltd.(A)	247	13,081
	Toyo Tire Corp.(A)	950	21,782
	Toyoda Gosei Co. Ltd.(A)	627	19,717
	Toyota Boshoku Corp.(A)	1,273	16,645
	Visional, Inc.(A)	236	11,310
	Yakult Honsha Co. Ltd.(A)	829	14,001
	Yamazaki Baking Co. Ltd.(A)	430	8,481
	Yaskawa Electric Corp.(A)	1,114	48,145
	The Yokohama Rubber Co. Ltd.(A)	228	10,157
	Zenkoku Hosho Co. Ltd.(A)	475	8,890
	Zeon Corp.(A)	1,182	17,120
			1,550,283

2.11%	NETHERLANDS
	Arcadis NV	593	22,780
	Basic-Fit NV 144A(A)	528	19,667
	Koninklijke BAM Groep NV	1,755	24,604
	Koninklijke Heijmans NV CvA(A)	104	13,547
	SBM Offshore NV	467	16,189
			96,787

2.71%	NORWAY
	Europris ASA 144A(A)	842	7,511
	Hoegh Autoliners ASA	1,217	17,815
	Norwegian Air Shuttle ASA	10,627	15,825
	Odfjell SE(A)	462	4,863

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	TGS ASA	1,183	$15,405
	Wallenius Wilhelmsen ASA	3,306	43,853
	Wilh Wilhelmsen Holding ASA(A)	273	18,947
			124,219

0.90%	PORTUGAL
	NOS SGPS SA	5,703	32,874
	REN - Redes Energeticas Nacionais SGPS SA(A)	1,980	8,540
			41,414

3.44%	SPAIN
	Aedas Homes SA 144A	889	23,464
	Construcciones y Auxiliar de Ferrocarriles SA	125	9,069
	Enagas SA	764	14,805
	Gestamp Automocion SA 144A	2,827	9,222
	Logista Integral SA	742	28,605
	Melia Hotels International SA	958	13,299
	Pharma Mar SA	87	7,500
	Tecnicas Reunidas SA(A)	297	9,807
	Vidrala SA	314	30,101
	Viscofan SA	181	12,078
			157,950

5.39%	SWEDEN
	AAK AB	657	15,516
	AcadeMedia AB 144A	894	9,294
	Ambea AB 144A(A)	1,132	17,453
	Axfood AB	1,078	28,617
	Betsson AB	1,159	10,124
	Bilia AB(A)	409	6,112
	Billerud Aktiebolag	917	5,920
	Bravida Holding AB 144A	648	8,260
	Electrolux Professional AB	983	4,293
	Elekta AB	3,195	16,284

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Granges AB(A)	715	$12,654
	Instalco AB	2,748	10,837
	Munters Group AB 144A	1,351	24,021
	NCC AB	366	7,198
	Paradox Interactive AB	636	8,665
	Rusta AB	1,201	9,946
	SSAB AB	2,386	22,112
	Sweco AB	2,274	29,808
			247,114

6.86%	SWITZERLAND
	Aryzta AG(A)	136	9,443
	Bachem Holding AG	181	16,946
	Basilea Pharmaceutica AG(A)	133	8,790
	Bucher Industries AG	34	13,381
	Burckhardt Compression Holding	19	11,123
	DKSH Holding AG	228	17,551
	SFS Group AG	137	22,585
	Swissquote Group Holding SA	2,040	95,688
	Temenos Group AG	999	81,725
	TORM plc	612	15,773
	Vontobel Holding AG	241	21,893
			314,898

13.06%	UNITED KINGDOM
	B&M European Value Retail plc	8,721	22,546
	Beazley plc	2,571	43,891
	Berkeley Group Holdings plc	144	6,682
	Breedon Group plc	1,511	5,925
	Clarkson plc	100	5,526
	Computacenter plc	266	15,080
	Convatec Group plc 144A	11,457	32,674
	Cranswick plc	183	13,351
	Diploma plc	619	58,543
	Domino’s Pizza Group plc	4,950	11,891

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Drax Group plc	575	$5,789
	easyJet plc	3,045	22,554
	Energean plc	803	7,280
	Gamma Communications plc	766	8,540
	Hiscox Ltd.	1,123	27,513
	ICG plc	1,558	34,905
	Inchcape plc	1,520	15,545
	Investec plc	1,890	15,055
	ITV plc	15,061	16,102
	JET2 plc(A)	1,559	26,718
	Johnson Matthey plc	439	11,017
	Mitie Group plc	14,840	29,409
	Moonpig Group plc	2,907	9,231
	Morgan Sindall Group plc(A)	237	15,454
	Persimmon plc	728	10,139
	QinetiQ Group plc	2,208	12,371
	Softcat plc	707	17,162
	SSP Group Plc	5,297	13,188
	St. James’s Place plc	3,462	55,634
	Taylor Wimpey plc	7,512	8,039
	Telecom Plus plc(A)	304	2,996
	Volex plc	894	6,676
	WPP plc	3,678	11,504
			598,930

98.04%	TOTAL COMMON STOCKS
	(Cost: $4,618,437)		4,498,483

0.17%	PREFERRED STOCKS

0.17%	GERMANY
	Draegerwerk AG & Co. KGaA	85	8,012

0.17%	TOTAL PREFERRED STOCKS
	(Cost: $9,143)		8,012

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value

1.57%	MONEY MARKET FUND
	U.S. Bank Money Market Deposit Account 2.56%(B)
	(Cost: $71,886)	71,886	$71,886

99.78%	TOTAL INVESTMENTS
	(Cost: $4,699,466)		4,578,381
0.22%	Other assets, net of liabilities		10,222
100.00%	NET ASSETS		$4,588,603

(A)Non-income producing.

(B)Effective 7-day yield as of June 30, 2026.

REIT - Real Estate Investment Trust.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $192,366 and is 4.19% of the Fund’s net assets.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Statements of Assets and Liabilities

Applied finance ETFS

June 30, 2026 (unaudited)

	APPLIED FINANCE VALUATION LARGE CAP ETF	APPLIED FINANCE IVS US SMID ETF	APPLIED FINANCE IVS INTERNATIONAL LARGE ETF	APPLIED FINANCE IVS INTERNATIONAL SMID ETF
ASSETS
Investments at value(1) (Note 1)	$540,835,778	$26,640,542	$7,892,793	$4,578,381
Cash	4,856,311	261,808	1,350	2,046
Receivable for securities sold	—	9,005	—	—
Dividends, interest, and tax reclaims receivable	280,881	7,577	20,805	11,046
TOTAL ASSETS	545,972,970	26,918,932	7,914,948	4,591,473

LIABILITIES
Accrued advisory fees	216,384	12,493	4,177	2,870
TOTAL LIABILITIES	216,384	12,493	4,177	2,870
NET ASSETS	$545,756,586	$26,906,439	$7,910,771	$4,588,603

Net Assets Consist of:
Paid-in capital	$468,278,374	$23,603,228	$7,068,098	$4,739,374
Distributable earnings (accumulated deficits)	77,478,212	3,303,211	842,673	(150,771)
Net Assets	$545,756,586	$26,906,439	$7,910,771	$4,588,603

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	11,800,000	900,000	275,000	190,000
Net Asset Value and Offering Price Per Share	$46.25	$29.90	$28.77	$24.15

(1) Identified cost of:	$460,726,617	$23,418,750	$7,291,594	$4,699,466

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Statements of Operations

	APPLIED FINANCE VALUATION LARGE CAP ETF	APPLIED FINANCE IVS US SMID ETF	APPLIED FINANCE IVS INTERNATIONAL LARGE ETF	APPLIED FINANCE IVS INTERNATIONAL SMID ETF(2)
INVESTMENT INCOME
Dividends(1)	$2,697,895	$110,964	$143,980	$69,121
Interest	—	—	365	567
Total investment income	2,697,895	110,964	144,345	69,688

EXPENSES
Investment advisory fees (Note 2)	1,120,525	53,058	23,318	10,697
Total expenses	1,120,525	53,058	23,318	10,697
Net investment income (loss)	1,577,370	57,906	121,027	58,991

REALIZED AND UNREALIZED GAIN (LOSS) OF INVESTMENTS
Net realized gain (loss) on investments(3)	1,143,816	23,513	123,940	(86,404)
Net realized gain (loss) on foreign currency transactions	—	—	(2,511)	(2,122)
Total net realized gain (loss)	1,143,816	23,513	121,429	(88,526)

Net change in unrealized appreciation (depreciation) of investments	24,018,522	3,266,325	514,183	(121,085)
Net change in unrealized appreciation (depreciation) of foreign currencies	—	—	(350)	(151)
Total net change in unrealized appreciation (depreciation)	24,018,522	3,266,325	513,833	(121,236)

Net realized and unrealized gain (loss)	25,162,338	3,289,838	635,262	(209,762)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,739,708	$3,347,744	$756,289	$(150,771)

(1) Net of foreign tax withheld of:	$1,804	$196	$19,647	$10,820

(2) The Fund commenced operations on February 20, 2026.

(3) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

Applied finance ETFS

Period Ended June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Statements of Changes in Net Assets

	APPLIED FINANCE VALUATION LARGE CAP ETF		APPLIED FINANCE IVS US SMID ETF		APPLIED FINANCE IVS INTERNATIONAL LARGE ETF		APPLIED FINANCE IVS INTERNATIONAL SMID ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(2)	Period Ended June 30, 2026(3) (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,577,370	$1,791,923	$57,906	$4,040	$121,027	$1,728	$58,991
Total net realized gain (loss)	1,143,816	19,659,896	23,513	—	121,429	—	(88,526)
Total net change in unrealized appreciation (depreciation)	24,018,522	30,199,406	3,266,325	(44,534)	513,833	87,016	(121,236)
Increase (decrease) in net assets from operations	26,739,708	51,651,225	3,347,744	(40,494)	756,289	88,744	(150,771)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,801,958)	—	(4,040)	—	(2,360)	—
Decrease in net assets from distributions	—	(1,801,958)	—	(4,040)	—	(2,360)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	135,714,198	174,300,851	18,542,046	5,713,089	2,055,278	5,701,140	4,739,374
Cost of shares redeemed	(3,459,182)	(59,512,138)	(651,906)	—	(688,320)	—	—
Increase (decrease) in net assets from capital stock transactions	132,255,016	114,788,713	17,890,140	5,713,089	1,366,958	5,701,140	4,739,374

NET ASSETS
Increase (decrease) during period	158,994,724	164,637,980	21,237,884	5,668,555	2,123,247	5,787,524	4,588,603
Beginning of period	386,761,862	222,123,882	5,668,555	—	5,787,524	—	—
End of period	$545,756,586	$386,761,862	$26,906,439	$5,668,555	$7,910,771	$5,787,524	$4,588,603

(1)The Fund commenced operations on December 4, 2025.

(2)The Fund commenced operations on December 11, 2025.

(3)The Fund commenced operations on February 20, 2026.

Applied finance etfs

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial Highlights

	Six Months Ended June 30, 2026 (unaudited)	Years Ended December 31,				Period Ended December 31, 2021(1)
		2025	2024	2023	2022
Net asset value, beginning of period	$43.83	$36.56	$29.71	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.15	0.26	0.28	0.32	0.29	0.18
Net realized and unrealized gain (loss)	2.27	7.21	6.79	5.96	(4.79)	3.31
Total from investment activities	2.42	7.47	7.07	6.28	(4.50)	3.49
Distributions
Net investment income	—	(0.20)	(0.22)	(0.18)	(0.22)	(0.16)
Return of capital	—	—	—	—	— (3)	—
Total distributions	—	(0.20)	(0.22)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$46.25	$43.83	$36.56	$29.71	$23.61	$28.33
Total Return(4)	5.53%	20.41%	23.77%	26.59%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.69%	0.65%	0.82%	1.18%	1.19%	1.01%
Portfolio turnover rate(6)	20.63%	23.56%	22.82%	23.01%	24.94%	30.04%
Net assets, end of period (000s)	$545,757	$386,762	$222,124	$75,772	$15,349	$9,915

(1)The Fund commenced operations on April 29, 2021.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4) Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for the periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

APPLIED FINANCE VALUATION LARGE CAP ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE IVS US SMID ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.19	$25.00
Investment activities
Net investment income (loss)(2)	0.09	0.02
Net realized and unrealized gain (loss)(3)	4.62	0.19
Total from investment activities	4.71	0.21
Distributions
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$29.90	$25.19
Total Return(4)	18.67%	0.85%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.59%	0.59%
Net investment income (loss)	0.64%	1.05%
Portfolio turnover rate(6)	52.32%	0.04%
Net assets, end of period (000s)	$26,906	$5,669

(1)The Fund commenced operations on December 4, 2025.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.72	$25.00
Investment activities
Net investment income (loss)(2)	0.46	0.01
Net realized and unrealized gain (loss) of investments and foreign currency transactions	2.59	0.72
Total from investment activities	3.05	0.73
Distributions
Net investment income	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period	$28.77	$25.72
Total Return(3)	11.83%	2.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%	0.65%
Net investment income (loss)	3.37%	0.71%
Portfolio turnover rate(5)	20.53%	0.00	%(6)
Net assets, end of period (000s)	$7,911	$5,788

(1)The Fund commenced operations on December 11, 2025.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

(6)Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1) (unaudited)
Net asset value, beginning of period	$25.09
Investment activities
Net investment income (loss)(2)	0.36
Net realized and unrealized gain (loss)	(1.30)
Total from investment activities	(0.94)
Net asset value, end of period	$24.15
Total Return(3)	(3.74%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%
Net investment income (loss)	4.14%
Portfolio turnover rate(5)	28.31%
Net assets, end of period (000s)	$4,589

(1)The Fund commenced operations on February 20, 2026.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements June 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (“Valuation Large Cap”), Applied Finance IVS US SMID ETF (“IVS US SMID”), Applied Finance IVS International Large ETF (“IVS International Large”), and Applied Finance IVS International SMID ETF (“IVS International SMID”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trusts, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Valuation Large Cap commenced operations on April 29, 2021. IVS US SMID commenced operations on December 4, 2025. IVS International Large commenced operations on December 11, 2025. IVS International SMID commenced operations on February 20, 2026.

Each Fund’s investment objective is to seek long-term capital appreciation.

The Funds are each deemed to be an individual operating and reporting segment and are not part of a consolidated reporting entity. The objective and strategy, as outlined in each Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record their investments at fair value. Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each Fund’s assets to the Advisor as the Valuation Designee pursuant to each Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trusts policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of each Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Valuation Large Cap
Common Stocks	$540,835,778	$—	$—		$540,835,778
Warrants	—	—	—	*	—
	$540,835,778	$—	$—		$540,835,778

IVS US SMID
Common Stocks	$26,640,542	$—	$—		$26,640,542
	$26,640,542	$—	$—		$26,640,542

IVS International Large
Common Stocks	$7,815,201	$—	$—		$7,815,201
Money Market Fund	77,592	—	—		77,592
	$7,892,793	$—	$—		$7,892,793

IVS International SMID
Common Stocks	$4,498,483	$—	$—		$4,498,483
Preferred Stocks	8,012	—	—		8,012
Money Market Fund	71,886	—	—		71,886
	$4,578,381	$—	$—		$ 4,578,381

*The Level 3 securities have zero value.

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the period ended June 30, 2026. On June 30, 2026, Valuation Large Cap held assets in which significant unobservable inputs were used in determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 securities are not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Warrants

Each Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease)

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund will distribute its net realized capital gains, if any, to shareholders at least annually. Each Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares for Valuation Large Cap, IVS US SMID, and IVS International Large and 10,000 shares for IVS International SMID and are known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) for Valuation Large Cap and IVS US SMID will be required to pay Citibank, N.A. and IVS International Large and IVS

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

International SMID will be required to pay U.S. Bank N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is shown below. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is shown below.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Valuation Large Cap	25,000	$750	$1,156,250
IVS US SMID	25,000	500	747,500
IVS International Large	25,000	1,700	719,250
IVS International SMID	10,000	2,200	241,500

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking will be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of each of the Funds, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired Fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds,

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly based on a percentage of each Fund’s daily net assets. The annualized advisory fee rate for each Fund is as follows:

Fund	Advisory Fee Rate
Valuation Large Cap	0.49%
IVS US SMID	0.59%
IVS International Large	0.65%
IVS International SMID	0.75%

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”) to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor will work directly with the Funds’ custodian, transfer agent and the Advisor to carry out the trading process for the Funds. The Sub-Advisor does not select investments for the Funds’ portfolios.

For its services to the Funds, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the combined Funds. The Funds have the following rate: 0.0350% on the first $500 million in net assets; and 0.0300% on any net assets in excess of $500 million (subject to a combined minimum of $92,000 for the Funds).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the daily net assets of each Fund, plus out-of-pocket expenses. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

The Custodian, Transfer Agent and Fund Accountant for Valuation Large Cap and IVS US SMID are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

The Fund Accountant, Transfer Agent and Custodian for IVS International Large and IVS International SMID are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC, serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Valuation Large Cap	$ 100,077,109	$ 94,662,724
IVS US SMID	9,078,324	9,045,677
IVS International Large	1,532,792	1,458,760
IVS International SMID	1,177,571	1,172,938

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Valuation Large Cap	$129,650,966	$3,305,680	$1,173,738
IVS US SMID	18,315,278	644,082	70,075
IVS International Large	2,041,180	702,122	158,668
IVS International SMID	4,709,670	—	—

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The Funds did not pay any distributions during the period ended June 30, 2026. The tax character of the distributions during the period ended December 31, 2025, was as follows:

Period Ended December 31, 2025
Fund	Ordinary Income	Total
Valuation Large Cap	$1,801,958	$1,801,958
IVS US SMID	4,040	4,040
IVS International Large	2,360	2,360

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Valuation Large Cap	$1,577,369	$ (4,208,318)	$ 80,109,161	$ 77,478,212
IVS US SMID	57,906	23,513	3,221,792	3,303,211
IVS International Large	117,884	123,940	600,849	842,673
IVS International SMID	56,869	(86,404)	(121,236)	(150,771)

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Valuation Large Cap	$ 460,726,617	$ 99,074,672	$ (18,965,511)	$80,109,161
IVS US SMID	23,418,750	4,439,794	(1,218,002)	3,221,792
IVS International Large	7,291,594	943,465	(342,616)	600,849
IVS International SMID	4,699,466	230,201	(351,437)	(121,236)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Valuation Large Cap are listed for trading on NYSE Arca, Inc; shares of IVS US SMID, IVS International Large, and IVS International SMID are listed for trading on the NASDAQ Stock Market® (each an “Exchange”) and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. Valuation Large Cap, IVS US SMID, and IVS International Large will issue and redeem shares at NAV only in blocks of 25,000 shares, and IVS International SMID will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

Shares of beneficial interest transactions for the Funds were:

Period Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Valuation Large Cap	3,050,000	(75,000)	2,975,000
IVS US SMID	700,000	(25,000)	675,000
IVS International Large	75,000	(25,000)	50,000
IVS International SMID	190,000	—	190,000

Period Ended December 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Valuation Large Cap	4,150,000	(1,400,000)	2,750,000
IVS US SMID	225,000	—	225,000
IVS International Large	225,000	—	225,000

NOTE 6 - RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds’ is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of

FINANCIAL STATEMENTS | June 30, 2026

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedJune 30, 2026 (unaudited)

June 30, 2026, 27.15% of the value of the net assets of Valuation Large Cap was invested in securities within the Information Technology - Hardware sector, and 26.05% of the value of the net assets of IVS International SMID was invested in securities within the Industrials sector.

NOTE 8 – CONCENTRATION RISK

Concentration risk in a Fund refers to the risk of investing in a Fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the Fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in the country or region. As of June 30, 2026, 33.79% of the value of the net assets of IVS International SMID were invested in securities within Japan.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFs

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Applied Finance Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on March 10-11, 2026, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “AF Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”) with respect to the Applied Finance Valuation Large Cap ETF (the “Large Cap ETF”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Applied Finance and Tidal Investments, LLC (“Tidal”) with respect to the Large Cap ETF. The Board reflected on its discussions with the representatives from Applied Finance and Tidal at the Meeting regarding the manner in which the Large Cap ETF is to be managed and the roles and responsibilities of Applied Finance and Tidal under, respectively, the AF Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreements and the responses of Applied Finance and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included a copy of financial information for Applied Finance, information on the personnel of and services to be provided by Applied Finance and Tidal, an expense comparison analysis for the Large

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFs

Supplemental Information (unaudited) - continued

Cap ETF and comparable ETFs, and the Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Applied Finance and Tidal; (ii) the investment performance of the Large Cap ETF; (iii) the costs of the services to be provided and profits to be realized by Applied Finance and Tidal from the relationship with the Large Cap ETF; (iv) the extent to which economies of scale would be realized as the Large Cap ETF’s assets grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Tidal to the Large Cap ETF and its shareholders; (ii) presentations by management of Applied Finance addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Large Cap ETF; (iii) information pertaining to the compliance structures of Applied Finance and Tidal; (iv) disclosure information contained in the Trust’s registration statement and Applied Finance’s and Tidal’s Forms ADV and each’s policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Tidal, including financial information, information on personnel and the services to be provided by Applied Finance and Tidal to the Large Cap ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Large Cap ETF and comparative expense for other ETFs with strategies similar to the Large Cap ETF prepared by an independent third party; (iii) the anticipated effect of size on the Large Cap ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Tidal from their respective relationships with the Large Cap ETF.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFs

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services provided by Applied Finance and Tidal

In this regard, the Board considered the responsibilities of Applied Finance and Tidal under the Advisory Agreements. The Board reviewed the services to be provided by Applied Finance to the Large Cap ETF, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Tidal for assuring compliance with the Large Cap ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Large Cap ETF among the service providers; and the anticipated efforts of Applied Finance to promote the Large Cap ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Tidal; the education and experience of its personnel; and information provided on their respective compliance programs. The Board considered the methods to be utilized by Applied Finance in supervising Tidal as a sub-adviser to the Large Cap ETF and the relationship between Applied Finance and Tidal. After reviewing the foregoing and further information from Applied Finance and Tidal, the Board concluded that the nature, extent, and quality of the services to be provided by Applied Finance and Tidal were satisfactory and adequate for the Large Cap ETF.

2. The investment performance of the Large Cap ETF

In considering the investment performance of the Large Cap ETF, the Board compared its performance to the performance of its benchmark index, the Morningstar Large-Mid Cap Market Total Return USD Index (the “Index”), ETFs of funds in a custom category selected by Broadridge Financial Solutions (“Broadridge”) from its Morningstar category, Large Blend (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). For the one-year and three-year periods ended December 31, 2025, the Board noted that the Large Cap ETF outperformed the Index and the medians of its Category and Peer Group. The Trustees noted that for both periods, the Large Cap ETF was in the top quartile of its Category and Peer Group. The Trustees considered Applied Finance’s experience in managing other ETFs and client accounts and observed that none of them had similar strategies to that of the Large Cap ETF. The Board concluded that the Large Cap ETF’s performance was satisfactory.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFs

Supplemental Information (unaudited) - continued

3. The costs of services to be provided and profits to be realized by Applied Finance from the relationship with the Large Cap ETF

In this regard, the Board considered Applied Finance’s financial condition and its level of commitment to the Large Cap ETF. The Board also considered the assets and expenses of the Large Cap ETF, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Applied Finance. The Trustees considered that the Large Cap ETF had a unitary fee structure and compared its unitary fee to the median fees and expenses of the Category and Peer Group. The Trustees noted the Large Cap ETF’s gross expense ratio was equal to median gross expense ratio of the Peer Group and lower than the median gross expense ratio of the Category, and that its net expense ratio was higher than the median net expense ratios of the Peer Group and lower than the median net expense ratios of the Category. The Trustees noted that the Large Cap ETF’s gross advisory fee was equal to the median gross advisory fee of the Category and higher than the median gross advisory fee of the Peer Group; and that the Large Cap ETF’s net advisory fee was higher than the median net advisory fees of the Category and Peer Group. The Board also noted that the fees to be paid to Tidal under the Sub-Advisory Agreement were consistent with the range of fees that it represented that it assessed to other clients. The Trustees also considered the split of the advisory fees retained by Applied Finance versus the portion paid to Tidal, and the respective services provided by each to the Large Cap ETF. The Board concluded that Applied Finance’s profitability and fees, who in turn pays Tidal in respect of the Large Cap ETF, and Tidal’s profitability and fees were within an acceptable range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

4. The extent to which economies of scale would be realized as the Large Cap ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Large Cap ETF’s shareholders.

The Trustees considered Applied Finance’s representation that it is not achieving economies of scale with respect to its management of the Large Cap ETF and that there are no breakpoints in the AF Advisory Agreement. However, they noted that the unitary fee structure limits the Large Cap ETF’s shareholders’ exposure to fee increases, which may be more beneficial to shareholders than breakpoints for a fund of the Large Cap ETF’s size.

FINANCIAL STATEMENTS | June 30, 2026

Applied finance ETFs

Supplemental Information (unaudited) - continued

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Large Cap ETF; the basis of decisions to buy or sell securities for the Large Cap ETF; the substance and administration of the Codes of Ethics and other relevant policies of Applied Finance and Tidal. The Board noted that Applied Finance represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Large Cap ETF. The Board considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and the Board considered that Applied Finance is the investment adviser to the Applied Finance Funds, which are series of the World Funds Trust. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Large Cap, from time to time, for the same reasons they would invest in other non-affiliated mutual funds or ETFs. Applied Finance represented that it does not believe such investments will raise conflicts or be duplicative services. The Board also considered potential benefits for Applied Finance and Tidal in managing the Large Cap ETF. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived from managing the Large Cap ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.